RELATED PARTY TRANSACTIONS - TRANSACTIONS WITH SINOPEC GROUP COMPANY AND FELLOW SUBSIDIARIES, ASSOCIATES AND JOINT VENTURES - NARRATIVE (Details) m² in Millions, ¥ in Billions		12 Months Ended
	Jan. 01, 2000 Y	Dec. 31, 2018 CNY (¥) m²	Dec. 31, 2000
Disclosure of transactions between related parties [line items]
Land area leased (in square meters) | m²		410
Land lease fee | ¥		¥ 14
Land
Disclosure of transactions between related parties [line items]
Every number of years to renegotiate the rental amount for land | Y	3
Buildings
Disclosure of transactions between related parties [line items]
Lease term	20 years
Minimum | Mutual Provision Agreement
Disclosure of transactions between related parties [line items]
Terms to terminate agreements			6 months
Minimum | Land
Disclosure of transactions between related parties [line items]
Lease term	40 years
Maximum | Mutual Provision Agreement
Disclosure of transactions between related parties [line items]
Percentage of profit margin of services			6.00%
Maximum | Land
Disclosure of transactions between related parties [line items]
Lease term	50 years